UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2008


Check here if Amendment [   ];   Amendment Number: ____
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Global Investors Australia Ltd
   Address:  Level 43, Grosvenor Place, 225 George St.
  		 PO Box N43
             Sydney Australia NSW 2000
             Form 13F File Number: 028-12607

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

             Name: Rod Mair
             Title: Head of Risk & Compliance
             Phone: 61 2 9272 2307


 Signature, Place, and Date of Signing:
 Rod Mair   Sydney, Australia   	August 14, 2008


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-12602                  Barclays Global Investors UK Holdings Limited